Financial Instruments (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Other Receivables
Total loan receivables and other financing receivables	$ 421,453	$ 421,357
Payment Activity [Member] | Performing [Member]
Class of Financing Receivable
Direct financing leases	406,549	409,541
Other Receivables
Long-term receivable included in other assets	973	786
Advances to joint venture included in investment in and advances to joint ventures		830
Other Internal Metrics [Member] | Performing [Member]
Other Receivables
Advances to joint venture partner (Note 6)	$ 13,931	$ 10,200